Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss - CLP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	$ 6,132,458	$ 6,020,842
Fair value	6,023,039	5,902,557
Unrealized profit	52,950	770
Unrealized loss	(162,342)	(119,055)
Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	4,166,977	4,346,002
Fair value	4,074,413	4,240,356
Unrealized profit	2,322	1,566
Unrealized loss	(94,859)	(107,212)
Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	10,088	16,706
Fair value	9,898	13,534
Unrealized profit	17	(3,134)
Unrealized loss	(207)	(38)
Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	1,799,403	1,552,654
Fair value	1,796,422	1,549,249
Unrealized profit	50,611	2,338
Unrealized loss	(53,592)	(5,743)
Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	155,990	105,480
Fair value	142,306	99,418
Unrealized profit
Unrealized loss	(13,684)	(6,062)
Due Within 1 Year [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	6,132,458	6,020,842
Fair value	6,023,039	5,902,557
Unrealized profit	52,950	770
Unrealized loss	(162,342)	(119,055)
Due Within 1 Year [Member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	4,166,977	4,346,002
Fair value	4,074,413	4,240,356
Unrealized profit	2,322	1,566
Unrealized loss	(94,859)	(107,212)
Due Within 1 Year [Member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	10,088	16,706
Fair value	9,898	13,534
Unrealized profit	17	(3,134)
Unrealized loss	(207)	(38)
Due Within 1 Year [Member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	1,799,403	1,552,654
Fair value	1,796,422	1,549,249
Unrealized profit	50,611	2,338
Unrealized loss	(53,592)	(5,743)
Due Within 1 Year [Member] | Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	155,990	105,480
Fair value	142,306	99,418
Unrealized profit
Unrealized loss	(13,684)	(6,062)
Later than one year [member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank financial instruments [Member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	3,331,635	3,257,912
Fair value	3,331,264	3,258,417
Unrealized profit	2,270	515
Unrealized loss	(2,641)	(10)
Chilean Central Bank financial instruments [Member] | Due Within 1 Year [Member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	3,331,635	3,257,912
Fair value	3,331,264	3,258,417
Unrealized profit	2,270	515
Unrealized loss	(2,641)	(10)
Chilean Central Bank financial instruments [Member] | Later than one year [member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Chilean Treasury bonds and notes [Member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	834,935	1,088,090
Fair value	742,717	981,939
Unrealized profit	27	1,051
Unrealized loss	(92,218)	(107,202)
Chilean Treasury bonds and notes [Member] | Due Within 1 Year [Member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	834,935	1,088,090
Fair value	742,717	981,939
Unrealized profit	27	1,051
Unrealized loss	(92,218)	(107,202)
Chilean Treasury bonds and notes [Member] | Later than one year [member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean government financial instruments [Member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	407
Fair value	432
Unrealized profit	25
Unrealized loss
Other Chilean government financial instruments [Member] | Due Within 1 Year [Member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	407
Fair value	432
Unrealized profit	25
Unrealized loss
Other Chilean government financial instruments [Member] | Later than one year [member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Chilean Bank debt financial instruments [Member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	10,082	11,713
Fair value	9,891	11,773
Unrealized profit	17	98
Unrealized loss	(207)	(38)
Chilean Bank debt financial instruments [Member] | Due Within 1 Year [Member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	10,082	11,713
Fair value	9,891	11,773
Unrealized profit	17	98
Unrealized loss	(207)	(38)
Chilean Bank debt financial instruments [Member] | Later than one year [member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean financial instruments [Member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	6	4,993
Fair value	7	1,761
Unrealized profit		(3,232)
Unrealized loss
Other Chilean financial instruments [Member] | Due Within 1 Year [Member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	6	4,993
Fair value	7	1,761
Unrealized profit		(3,232)
Unrealized loss
Other Chilean financial instruments [Member] | Later than one year [member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Foreign Central Banks financial instruments [Member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	1,683,052	1,442,753
Fair value	1,668,670	1,438,155
Unrealized profit	39,210	1,145
Unrealized loss	(53,592)	(5,743)
Foreign Central Banks financial instruments [Member] | Due Within 1 Year [Member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	1,683,052	1,442,753
Fair value	1,668,670	1,438,155
Unrealized profit	39,210	1,145
Unrealized loss	(53,592)	(5,743)
Foreign Central Banks financial instruments [Member] | Later than one year [member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Other foreign debt financial instruments [Member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	116,351	109,901
Fair value	127,752	111,094
Unrealized profit	11,401	1,193
Unrealized loss
Other foreign debt financial instruments [Member] | Due Within 1 Year [Member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	116,351	109,901
Fair value	127,752	111,094
Unrealized profit	11,401	1,193
Unrealized loss
Other foreign debt financial instruments [Member] | Later than one year [member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Commercial Loans | Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	155,990	105,480
Fair value	142,306	99,418
Unrealized profit
Unrealized loss	(13,684)	(6,062)
Commercial Loans | Due Within 1 Year [Member] | Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost	155,990	105,480
Fair value	142,306	99,418
Unrealized profit
Unrealized loss	(13,684)	$ (6,062)
Commercial Loans | Later than one year [member] | Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss